Consolidated Statements of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income	$ 1,516	$ 861
Adjustments for the following items:
Depreciation	1,647	1,574
Finance costs (note 14)	705	788
Impairment reversals (note 10)	(212)	(250)
Income tax expense (note 12)	1,231	917
Currency translation losses (note 9b)	72	199
Loss (gain) on sale of non-current assets/investments (note 9a)	(911)	42
Change in working capital (note 15)	(728)	(428)
Other operating activities (note 15)	(181)	(63)
Operating cash flows before interest and income taxes	3,139	3,640
Interest paid	(425)	(513)
Income taxes paid	(649)	(487)
Net cash provided by operating activities	2,065	2,640
INVESTING ACTIVITIES
Capital expenditures (note 5)	(1,396)	(1,126)
Sales proceeds	28	135
Divestitures (note 4)	990	588
Investment purchases	(7)	0
Net funds (invested) received from equity method investments	48	(9)
Net cash provided by (used in) investing activities	(337)	(412)
FINANCING ACTIVITIES
Debt (note 25b), Proceeds	0	5
Debt (note 25b), Repayments	(1,533)	(2,062)
Dividends (note 31)	(125)	(86)
Funding from non-controlling interests (note 32)	13	70
Disbursements to non-controlling interests (note 32)	(139)	(95)
Debt extinguishment costs	(102)	(129)
Net cash used in financing activities	(1,886)	(2,297)
Effect of exchange rate changes on cash and equivalents	3	3
Net decrease in cash and equivalents	(155)	(66)
Cash and equivalents at beginning of year (note 25a)	2,389	2,455
Cash and equivalents at the end of year	$ 2,234	$ 2,389